Unconsolidated Real Estate Joint Ventures (Narrative) (Details) $ in Thousands		12 Months Ended
	Oct. 08, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Payments to Acquire Productive Assets		$ 179,820	$ 85,205	$ 123,497
Gain on previously held equity interest		0	0	4,853
Gain on sale or acquisition, net		23,829	1,209	3,017
Income from investments in unconsolidated real estate joint venture		969	1,273	1,398
Distributions from joint ventures		$ 540	810	985
Atlantic-EPR I and II [Member]
Number of unconsolidated joint ventures	2
Payments to Acquire Productive Assets	$ 18,600
Gain on sale or acquisition, net			3,200
Mortgage Loans on Real Estate, New Mortgage Loans	$ 33,100
Income from investments in unconsolidated real estate joint venture			$ 505
Distributions from joint ventures				646
Theatre Project China Member
Number of unconsolidated joint ventures		3	3
Income from investments in unconsolidated real estate joint venture		$ 969	$ 1,300	893
Investment in joint ventures		6,200	5,700
Distributions from joint ventures		$ 540	$ 810	$ 339